Other Long-Term Liabilities	12 Months Ended
Aug. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities
15.	OTHER LONG-TERM LIABILITIES

	2021 $	2020 $
Pension liabilities (note 28)	21	68
Post retirement liabilities (note 28)	5	4

	26	72